BUSINESS ACQUISITION - Consideration (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 03, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 08, 2015
Acquisition price
Proceeds from stock issuance, net				$ 675
Acquisition costs		$ 2	$ 10	19
Cripple Creek & Victor mine
Acquisition price
Ownership interest acquired					100.00%
Acquisition price	$ 821
Adjustments to the purchase price allocation		$ 0	$ 0
Smelter Return Royalty | Cripple Creek & Victor mine
Acquisition price
Net smelter return royalty (as a percent)	2.50%
Fair value of net smelter return royalty	$ 0
Other expense, net | Cripple Creek & Victor mine
Acquisition price
Acquisition costs				$ 12